Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Below is information about the relationship between executive “compensation actually paid” to our NEOs and our financial performance, as required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K.
The Company became a reporting company in 2022 following the IPO in January 2022. Consistent with the SEC rules, we are not required to provide disclosure for any previous year.
Pay-for-performance
is a key element of our executive compensation program. The design and philosophy of our program is intended to create a strong link between executive compensation and the interests of our stockholders. A significant portion of the “compensation actually paid” is derived from distributions on equity ownership, including RSUs granted in connection with the IPO to certain of our NEOs. The distributions are aligned with distributions received by our stockholders and other stakeholders on their equity holdings. For further information concerning our pay-for-performance
philosophy and how we align executive compensation with the Company’s performance, including through the grant of RSUs as a meaningful component of our compensation program, refer to “—Compensation Discussion and Analysis.”
“Compensation actually paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis. Instead, it is a nuanced calculation that includes the increase (or decrease) in value of certain elements of compensation over each the fiscal year, even if granted in a prior year. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the PVP Table below.
Pay Versus Performance Table (“PVP Table”)

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table for Non- PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (in thousands)	FRE ($) (in thousands) (5)
2023	198,685,926	295,083,679	17,841,590	55,425,309	158.86	95.30	80,090	606,331
2022 (1)	34,123,944	35,145,544	34,936,014	36,772,222	97.80	77.58	92,426	453,850

(1)
TPG commenced trading in connection with the IPO on January 13, 2022. All changes in fair value as determined pursuant to ASC 718 during the 2022 year and the performance measures of Net Income and FRE are measured from December 31, 2021. The performance measures of total shareholder return and peer group total shareholder return are measured from the date of the IPO through December 31, 2022.

(2)	For each of 2022 and 2023, the CEO in the compensation columns is Mr. Winkelried, and NEOs in the compensation columns are Mr. Coulter, Mr. Weingart, Mr. Sisitsky and Ms. Vazquez-Ubarri.
(3)
“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	2022		2023
	PEO ($)	All NEOs (Other than PEO) ($)	PEO ($)		All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,123,944	34,936,014	198,685,926		17,841,590
Less, for amounts reported under the “stock awards” column in the SCT	1,444,436	9,922,582	184,999,271		4,384,680
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816	9,518,617	251,065,762		5,723,842
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)	(2,315,637)	17,079,676		24,838,720
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)	(1,176,438)	10,194,089		8,250,334
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,404,657 (a)	5,732,248 (a)	3,057,497	(a)	3,155,503	(a)
“Compensation Actually Paid”	35,145,544	36,772,222	295,083,679		55,425,309

(a)
Amount includes the value of dividend equivalents paid on unvested RSUs and accrued on unvested PRSUs and the value of distributions on unvested TPG Partner Units and RemainCo interests, in accordance with SEC rules.

(4)
We selected the Dow Jones U.S. Asset Managers Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation
S-K.

(5)
We have selected FRE as the most important financial performance measure (that is not otherwise required to be disclosed in the table). We use FRE to link compensation paid to the Company’s NEOs for 2022 and 2023 to the Company’s performance. We believe that measuring FRE is a useful way to analyze Company performance year over year in future pay versus performance disclosure. FRE is not prepared in accordance with U.S. GAAP. For a reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP financial measure and insight into how this non-GAAP
measures is considered by management, please see Appendix 1: Reconciliation of
Non-GAAP
Measures.

Company Selected Measure Name	FRE
Named Executive Officers, Footnote	For each of 2022 and 2023, the CEO in the compensation columns is Mr. Winkelried, and NEOs in the compensation columns are Mr. Coulter, Mr. Weingart, Mr. Sisitsky and Ms. Vazquez-Ubarri.
Peer Group Issuers, Footnote	We selected the Dow Jones U.S. Asset Managers Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 198,685,926	$ 34,123,944
PEO Actually Paid Compensation Amount	$ 295,083,679	35,145,544
Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	2022		2023
	PEO ($)	All NEOs (Other than PEO) ($)	PEO ($)		All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,123,944	34,936,014	198,685,926		17,841,590
Less, for amounts reported under the “stock awards” column in the SCT	1,444,436	9,922,582	184,999,271		4,384,680
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816	9,518,617	251,065,762		5,723,842
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)	(2,315,637)	17,079,676		24,838,720
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)	(1,176,438)	10,194,089		8,250,334
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,404,657 (a)	5,732,248 (a)	3,057,497	(a)	3,155,503	(a)
“Compensation Actually Paid”	35,145,544	36,772,222	295,083,679		55,425,309

(a)
Amount includes the value of dividend equivalents paid on unvested RSUs and accrued on unvested PRSUs and the value of distributions on unvested TPG Partner Units and RemainCo interests, in accordance with SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 17,841,590	34,936,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 55,425,309	36,772,222
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other NEOs (excluding the CEO) reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine “Compensation Actually Paid”	2022		2023
	PEO ($)	All NEOs (Other than PEO) ($)	PEO ($)		All NEOs (Other than PEO) ($)
Total Reported in Summary Compensation Table	34,123,944	34,936,014	198,685,926		17,841,590
Less, for amounts reported under the “stock awards” column in the SCT	1,444,436	9,922,582	184,999,271		4,384,680
Plus, the fair value of awards granted during covered year that remain unvested as of year-end	1,262,816	9,518,617	251,065,762		5,723,842
Plus, the change in fair value from the beginning to end of covered year of awards granted prior to covered year that were outstanding and unvested as of year-end	(2,376,329)	(2,315,637)	17,079,676		24,838,720
Plus, the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,825,108)	(1,176,438)	10,194,089		8,250,334
Plus, the value of any dividends or other earnings paid on stock or options awards in the covered year prior to vesting	5,404,657 (a)	5,732,248 (a)	3,057,497	(a)	3,155,503	(a)
“Compensation Actually Paid”	35,145,544	36,772,222	295,083,679		55,425,309

(a)
Amount includes the value of dividend equivalents paid on unvested RSUs and accrued on unvested PRSUs and the value of distributions on unvested TPG Partner Units and RemainCo interests, in accordance with SEC rules.

Tabular List, Table
List of Most Important Financial Performance Measures for Fiscal Year 2023
As described in greater detail in “—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a commitment to pay-for-performance.
Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs, for the 2023 year, to Company performance.

Fee-Related Earnings (Company Selected Measure)*
Assets Under Management
After-Tax Distributable Earnings per share*
Fee-Related Earnings Margin*
Fund Performance

Total Shareholder Return Amount	$ 158.86	97.8
Peer Group Total Shareholder Return Amount	95.3	77.58
Net Income (Loss)	$ 80,090,000	$ 92,426,000
Company Selected Measure Amount	606,331,000	453,850,000
PEO Name	Mr. Winkelried
Additional 402(v) Disclosure	TPG commenced trading in connection with the IPO on January 13, 2022. All changes in fair value as determined pursuant to ASC 718 during the 2022 year and the performance measures of Net Income and FRE are measured from December 31, 2021. The performance measures of total shareholder return and peer group total shareholder return are measured from the date of the IPO through December 31, 2022.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee-Related Earnings
Non-GAAP Measure Description	We have selected FRE as the most important financial performance measure (that is not otherwise required to be disclosed in the table). We use FRE to link compensation paid to the Company’s NEOs for 2022 and 2023 to the Company’s performance. We believe that measuring FRE is a useful way to analyze Company performance year over year in future pay versus performance disclosure. FRE is not prepared in accordance with U.S. GAAP. For a reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP financial measure and insight into how this non-GAAP
measures is considered by management, please see Appendix 1: Reconciliation of
Non-GAAP
	Measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Assets Under Management
Measure:: 3
Pay vs Performance Disclosure
Name	After-Tax Distributable Earnings per share*
Measure:: 4
Pay vs Performance Disclosure
Name	Fee-Related Earnings Margin*
Measure:: 5
Pay vs Performance Disclosure
Name	Fund Performance
PEO | For Amounts Reported Under The Stock Awards Column In The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 184,999,271	$ 1,444,436
PEO | The Fair Value Of Awards Granted During Covered Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,065,762	1,262,816
PEO | The Change In Fair Value From The Beginning To End Of Covered Year Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,079,676	(2,376,329)
PEO | The Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,194,089	(1,825,108)
PEO | The Value Of Any Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Year Prior To Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,057,497	5,404,657
Non-PEO NEO | For Amounts Reported Under The Stock Awards Column In The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,384,680	9,922,582
Non-PEO NEO | The Fair Value Of Awards Granted During Covered Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,723,842	9,518,617
Non-PEO NEO | The Change In Fair Value From The Beginning To End Of Covered Year Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,838,720	(2,315,637)
Non-PEO NEO | The Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,250,334	(1,176,438)
Non-PEO NEO | The Value Of Any Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Year Prior To Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,155,503	$ 5,732,248